INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 12 - INCOME TAXES

Cayman Islands:    Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong:    The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the years ended December 31, 2011, 2010 and 2009. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China:    Effective January 1, 2008, the National People’s Congress of China enacted a new PRC Enterprise Income Tax Law, under which foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision (benefit) in the consolidated statements of operations and comprehensive income (loss) are as follows:

Continuing Operations:

	December 31,
	2011	2010	2009

Current	$7,000	$11,322	$2,675
Deferred	6,419	(953)	1,153
Total	$13,419	$10,369	$3,828

Discontinued Operations:

	Years Ended December 31,
	2011	2010	2009

Current	$—	$—	$4,040
Deferred	—	—	(136)
Total	$—	$—	$3,904

The tax effects of temporary differences representing deferred income tax assets / liabilities result principally from the following:

	December 31,
	2011	2010

Current
Deferred income tax assets:
Provision for doubtful accounts	$1,376	$438
Accrued liabilities	248	625
Tax loss carry forward	117	19
Deferred income tax assets– current	1,741	1,082

Deferred income tax liabilities:
Unearned income	(9,505)	(1,214)
Other temporary differences	(398)	(60)
Deferred income tax liabilities – current	(9,903)	(1,274)

Deferred income tax (liabilities) – current	$(8,162)	$(192)

Non-current
Deferred income tax assets:
Accrued liabilities	$1,538	$839
Tax loss carry forward	351	57
Deferred income tax assets – non-current	1,889	896

Deferred income tax liabilities:
Unearned income	(78)	(607)
Other temporary differences	—	(30)
Deferred income tax liabilities – non-current	(78)	(637)

Deferred income tax assets – non-current	$1,811	$259

As of December 31, 2011, deferred income tax assets derived from accrued liabilities, unearned income, tax loss carried forward, provision for doubtful accounts and other temporary differences arose from the same tax jurisdictions in China with the deferred income tax liabilities. Therefore, the respective deferred income tax assets and liabilities were net off for presentation.

At December 31, 2011, the Company had $1,872 of deductible tax loss carry forwards that expire through December 31, 2015.

The difference between the effective income tax rate and the expected statutory rate on income (loss) from continuing operations was as follows:

	December 31,
	2011	2010	2009

Statutory rate	25.0%	25.0%	25.0%
Non-deductible expenses	15.9%	(50.2)%	(32.6)%
Non-taxable income	—%	0.6%	0.5%
Effect of rate differences in various tax jurisdictions	(7.0)%	4.9%	1.7%
Effective tax rate	33.9%	(19.7)%	(5.4)%

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Non-deductible expenses are mainly related to the share based payment and loss on change in fair value of the earn-out obligation. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Company did not have any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2011, 2010 and 2009. As of December 31, 2011 and 2010, the Company did not have any significant unrecognized uncertain tax positions.

PRC Withholding Tax on Dividends

The current PRC Enterprise Income Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2011, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.